CAN SLIM® TACTICAL GROWTH FUND

SCHEDULE OF INVESTMENTS
AT JUNE 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 82.3%
Aerospace & Defense: 1.5%
2,070	L3Harris Technologies, Inc.	$447,431

Agriculture: 1.5%
7,535	Archer-Daniels-Midland Co.	456,621

Auto Manufacturers: 1.5%
1,929	Cummins, Inc.	470,310

Banks: 6.9%
16,235	Bank of America Corp.	669,369
8,279	Citizens Financial Group, Inc.	379,758
2,121	JPMorgan Chase & Co.	329,900
7,485	U.S. Bancorp	426,421
6,684	Wells Fargo & Co.	302,718
		2,108,166
Biotechnology: 1.0%
1,462	Vertex Pharmaceuticals, Inc. [1]	294,783

Building Materials: 1.2%
6,305	Masco Corp.	371,428

Chemicals: 1.2%
1,362	The Sherwin-Williams Co.	371,077

Commercial Services: 3.2%
1,673	Global Payments, Inc.	313,754
1,205	PayPal Holdings, Inc. [1]	351,233
6,264	The Rent-A-Center, Inc.	332,431
		997,418
Computers: 4.4%
1,110	Accenture PLC - Class A	327,217
7,404	Apple, Inc.	1,014,052
		1,341,269
Cosmetics & Personal Care: 1.1%
4,218	Colgate-Palmolive Co.	343,134

Diversified Financial Services: 3.5%
7,989	Ally Financial, Inc.	398,172
7,954	Cowen, Inc. - Class A	326,512
2,575	LPL Financial Holdings, Inc.	347,573
		1,072,257
Electronics: 1.2%
3,320	Advanced Energy Industries, Inc.	374,197

Energy-Alternate Sources: 1.2%
4,658	NextEra Energy Partners LP	355,685

Engineering & Construction: 1.0%
2,227	Jacobs Engineering Group, Inc.	297,126

Entertainment: 1.0%
1,843	Madison Square Garden Sports Corp. - Class A [1]	318,047

Gas: 1.0%
6,956	UGI Corp.	322,132

Healthcare-Products: 4.8%
1,463	Danaher Corp.	392,611
4,248	Hologic, Inc. [1]	283,426
687	IDEXX Laboratories, Inc. [1]	433,875
712	Thermo Fisher Scientific, Inc.	359,183
		1,469,095
Healthcare-Services: 1.0%
755	UnitedHealth Group, Inc.	302,332

Internet: 10.8%
430	Alphabet, Inc. - Class A [1]	1,049,970
307	Amazon.com, Inc. [1]	1,056,129
2,473	Facebook, Inc. - Class A [1]	859,887
701	Netflix, Inc. [1]	370,275
		3,336,261
Lodging: 1.2%
2,616	Marriott International, Inc. - Class A [1]	357,136

Machinery Construction & Mining: 1.2%
13,972	Vertiv Holdings Co.	381,436

Media: 1.1%
6,224	Comcast Corp. - Class A	354,892

Oil & Gas: 5.4%
4,294	Cimarex Energy Co.	311,101
5,559	ConocoPhillips	338,543
4,072	Diamondback Energy, Inc.	382,320
9,939	Exxon Mobil Corp.	626,952
		1,658,916
Oil & Gas Services: 1.1%
24,878	National Energy Services Reunited Corp. [1]	354,512

Packaging & Containers: 1.3%
6,145	Berry Global Group, Inc. [1]	400,777

Pharmaceuticals: 3.3%
5,340	Bristol-Myers Squibb Co.	356,819
1,862	Johnson & Johnson	306,746
1,849	Zoetis, Inc.	344,579
		1,008,144

Retail: 5.3%
812		Domino’s Pizza, Inc.	378,790
937		The Home Depot, Inc.	298,800
2,741		Starbucks Corp.	306,471
1,370		Target Corp.	331,184
2,218		Walmart, Inc.	312,782
			1,628,027
Semiconductors: 1.2%
1,848		Texas Instruments, Inc.	355,370

Software: 7.7%
571		Adobe, Inc. [1]	334,400
2,914		Fiserv, Inc. [1]	311,477
689		Intuit, Inc.	337,727
2,413		Microsoft Corp.	653,682
1,462		salesforce.com, Inc. [1]	357,123
5,015		SS&C Technologies Holdings, Inc.	361,381
			2,355,790
Telecommunications: 2.2%
2,508		T-Mobile US, Inc. [1]	363,234
5,716		Verizon Communications, Inc.	320,267
			683,501
Transportation: 2.3%
1,015		FedEx Corp.	302,805
1,989		United Parcel Service, Inc. - Class B	413,652
			716,457
TOTAL COMMON STOCKS
(Cost $20,249,247)			25,303,727

INVESTMENT COMPANIES: 10.2%
18,253		iShares 1-3 Year Treasury Bond ETF	1,572,678
31,040		JPMorgan Ultra-Short Income ETF	1,574,970
TOTAL INVESTMENT COMPANIES
(Cost $3,145,630)			3,147,648

SHORT-TERM INVESTMENTS: 7.6%
2,330,894		First American Government Obligations Fund - Class X, 0.026% [2]	2,330,894
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,330,894)			2,330,894

TOTAL INVESTMENTS IN SECURITIES: 100.1%
(Cost $25,725,771)			30,782,269
Liabilities in Excess of Other Assets: (0.1)%			(39,866)
TOTAL NET ASSETS: 100.0%			$30,742,403

ETF		Exchange-Traded Fund
	[1]	Non-income producing security.
	[2]	Annualized seven-day effective yield as of June 30, 2021.

CAN SLIM® TACTICAL GROWTH FUND
Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The CAN SLIM® Tactical Growth Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$25,303,727	$–	$–	$25,303,727
Investment Companies	3,147,648		–	3,147,648
Short-Term Investments	2,330,894	–	–	2,330,894
Total Investments in Securities	$30,782,269	$–	$–	$30,782,269